Note 1 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Significant Accounting Policies [Text Block]
1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A summary of the significant accounting and reporting policies applied in the presentation of the accompanying financial statements follows:

Nature of Operations and Basis of Presentation

Middlefield Banc Corp. (the “Company”) is an Ohio corporation organized to become the holding company of The Middlefield Banking Company (“MBC”). MBC is a state-chartered bank located in Ohio. On
April
19,
2007,
Middlefield Banc Corp. acquired Emerald Bank (“EB”), an Ohio-chartered commercial bank headquartered in Dublin, Ohio. EB merged into MBC on
January
20,
2014.
On
October
23,
2009,
the Company established an asset resolution subsidiary named EMORECO, Inc. The Company and its subsidiaries derive substantially all of their income from banking and bank-related services, which includes interest earnings on residential real estate, commercial mortgage, commercial and consumer financings as well as interest earnings on investment securities and deposit services to its customers through ten
locations. The Company is supervised by the Board of Governors of the Federal Reserve System, while MBC is subject to regulation and supervision by the Federal Deposit Insurance Corporation and the Ohio Division of Financial Institutions.

The consolidated financial statements of the Company include its wholly owned subsidiaries, MBC and EMORECO, Inc. Significant intercompany items have been eliminated in preparing the consolidated financial statements.

The financial statements have been prepared in conformity with U.S. Generally Accepted Accounting Principles. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet date and revenues and expenses for the period. Actual results could differ from those estimates.

Investment Securities

Investment securities are classified at the time of purchase, based on management’s intention and ability, as securities held to maturity or securities available for sale. Debt securities acquired with the intent and ability to hold to maturity are stated at cost adjusted for amortization of premium and accretion of discount, which are computed using a level yield method and recognized as adjustments of interest income. Certain other debt securities have been classified as available for sale to serve principally as a source of liquidity. Unrealized holding gains and losses for available-for-sale securities are reported as a separate component of stockholders’ equity, net of tax, until realized. Realized security gains and losses are computed using the specific identification method. Interest and dividends on investment securities are recognized as income when earned.

Securities are evaluated on at least a quarterly basis and more frequently when economic or market conditions warrant such an evaluation to determine whether a decline in their value is other than temporary. For debt securities, management considers whether the present value of cash flows expected to be collected are less than the security’s amortized cost basis (the difference defined as the credit loss), the magnitude and duration of the decline, the reasons underlying the decline and the Bank’s intent to sell the security or whether it is more likely than not that the Bank would be required to sell the security before its anticipated recovery in market value, to determine whether the loss in value is other than temporary. Once a decline in value is determined to be other than temporary, if the Bank does not intend to sell the security, and it is more likely than not that it will not be required to sell the security, before recovery of the security’s amortized cost basis, the charge to earnings is limited to the amount of credit loss. Any remaining difference between fair value and amortized cost (the difference defined as the non-credit portion) is recognized in other comprehensive income, net of applicable taxes. Otherwise, the entire difference between fair value and amortized cost is charged to earnings. For equity securities where the fair value has been significantly below cost for one
year, the Bank’s policy is to recognize an impairment loss unless sufficient evidence is available that the decline is not other than temporary and a recovery period can be predicted.

Restricted Stock
Common stock of the Federal Home Loan Bank (“FHLB”) represents ownership in an institution that is wholly owned by other financial institutions. This equity security is accounted for at cost and classified with other assets. The FHLB of Cincinnati has reported profits for
2016
and
2015,
remains in compliance with regulatory capital and liquidity requirements, and continues to pay dividends on the stock and make redemptions at the par value. With consideration given to these factors, management concluded that the stock was not
impaired at
December
31,
2016
or
2015.

Mortgage Banking Activities
Mortgage loans originated and intended for sale in the
secondary
market are carried at fair value. The Bank sells the loans on a servicing retained basis. Servicing rights are initially recorded at fair value with the income statement effect recorded in gains on sales of loans. The Bank measures servicing assets using the amortization method. Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income. Loan servicing rights are amortized in proportion to and over the period of estimated net future servicing revenue. The expected period of the estimated net servicing income is based in part on the expected prepayment of the underlying mortgages. The unamortized balance of mortgage servicing rights is included in accrued interest and other assets on the Consolidated Balance Sheet.

Mortgage servicing rights were periodically evaluated for impairment, beginning in
2016.
Impairment represents the excess of amortized cost over its estimated fair value. Impairment is determined by stratifying rights into tranches based on predominant risk characteristics, such as interest rate and original time to maturity. Any impairment is reported as a valuation allowance for an individual tranche. If the Company later determines that all or a portion of the impairment no
longer exists for a particular grouping, a reduction of the allowance will be recorded as an increase to income.

Servicing fee income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of outstanding principal and are recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income. Late fees and ancillary fees related to loan servicing are not material.

The Company is exposed to interest rate risk on loans held for sale and rate-lock loan commitments (“IRLCs”). As market interest rates increase or decrease, the fair value of loans held for sale and rate-lock commitments will decrease or increase. The Company enters into derivative transactions principally to protect against the risk of adverse interest movements affecting the value of the Company’s committed loan sales pipeline. In order to mitigate the risk that a change in interest rates will result in a decrease in value of the Company’s IRLCs in the committed mortgage pipeline or its loans held for sale, the Company enters into mandatory forward loan sales contracts with secondary
market participants. Mandatory forward sales contracts and committed loans intended to be held for sale are considered free-standing derivative instruments and changes in fair value are recorded in current period earnings. For committed loans, fair value is measured using current market rates for the associated mortgage loans. For mandatory forward sales contracts, fair value is measured using secondary
market pricing.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff generally are reported at their outstanding unpaid principal balances net of the allowance for loan and lease losses. Interest income is recognized as income when earned on the accrual method. The accrual of interest is discontinued on a loan when management believes, after considering economic and business conditions, the borrower’s financial condition is such that collection of interest is doubtful. Interest received on nonaccrual loans is recorded as income or applied against principal according to management’s judgment as to the collectability of such principal.

Loan origination fees and certain direct loan origination costs are being deferred and the net amount amortized as an adjustment of the related loan’s yield. Management is amortizing these amounts over the contractual life of the related loans.

Allowance for Loan and Lease Losses

The allowance for loan and lease losses represents the amount which management estimates is adequate to provide for probable loan losses inherent in the loan portfolio. The allowance method is used in providing for loan losses. Accordingly, all loan losses are charged to the allowance, and all recoveries are credited to it. The allowance for loan and lease losses is established through a provision for loan losses which is charged to operations. The provision is based on management’s periodic evaluation of the adequacy of the allowance for loan and lease losses, which encompasses the overall risk characteristics of the various portfolio segments, past experience with losses, the impact of economic conditions on borrowers, and other relevant factors. The estimates used in determining the adequacy of the allowance for loan and lease losses, including the amounts and timing of future cash flows expected on impaired loans, are particularly susceptible to significant change in the near term.

A loan is considered impaired when it is probable the borrower will not repay the loan according to the original contractual terms of the loan agreement. Management has determined that first
mortgage loans on
one
-to-
four
family properties and all consumer loans represent large groups of smaller-balance homogeneous loans that are to be collectively evaluated. Loans that experience insignificant payment delays, which are defined as
90
days or less, generally are not classified as impaired. A loan is not impaired during a period of delay in payment if the Company expects to collect all amounts due, including interest accrued, at the contractual interest rate for the period of delay. All loans identified as impaired are evaluated independently by management. The Company estimates credit losses on impaired loans based on the present value of expected cash flows or the fair value of the underlying collateral if the loan repayment is expected to come from the sale or operation of such collateral. Impaired loans, or portions thereof, are charged off when it is determined a realized loss has occurred. Until such time, an allowance for loan and lease losses is maintained for estimated losses. Cash receipts on impaired loans are applied first
to accrued interest receivable unless otherwise required by the loan terms, except when an impaired loan is also a nonaccrual loan, in which case the portion of the payment related to interest is recognized as income.

Mortgage loans secured by
one
-to-
four
family properties and all consumer loans are large groups of smaller-balance homogeneous loans and are measured for impairment collectively. Management determines the significance of payment delays on a case-by-case basis, taking into consideration all circumstances concerning the loan, the creditworthiness and payment history of the borrower, the length of the payment delay, and the amount of shortfall in relation to the principal and interest owed.

Premises and Equipment

Land is carried at cost. Premises and equipment are stated at cost net of accumulated depreciation. Depreciation is computed on the straight-line method over the estimated useful lives of the assets, which range from
3
to
20
years for furniture, fixtures, and equipment and
3
to
40
years for buildings and leasehold improvements. Expenditures for maintenance and repairs are charged against income as incurred. Costs of major additions and improvements are capitalized.

Goodwill

The Company accounts for goodwill using a
three
-step process for testing the impairment of goodwill on at least an annual basis. This approach could cause more volatility in the Company’s reported net income because impairment losses, if any, could occur irregularly and in varying amounts.
No
impairment of goodwill was recognized in any of the periods presented.

Intangible Assets

Intangible assets include core deposit intangibles, which are a measure of the value of consumer demand and savings deposits acquired in business combinations accounted for as purchases. The core deposit intangibles are being amortized to expense over a
10
year life on a straight-line basis. The recoverability of the carrying value of intangible assets is evaluated on an ongoing basis, and permanent declines in value, if any, are charged to expense.

Bank-Owned Life Insurance (“BOLI”)

The Company owns insurance on the lives of a certain group of key employees. The policies were purchased to help offset the increase in the costs of various fringe benefit plans including healthcare. The cash surrender value of these policies is included as an asset on the Consolidated Balance Sheet and any increases in the cash surrender value are recorded as noninterest income on the Consolidated Statement of Income. In the event of the death of an insured individual under these policies, the Company would receive a death benefit, which would be recorded as noninterest income.

Other Real Estate Owned

Real estate properties acquired through foreclosure are initially recorded at fair value at the date of foreclosure, establishing a new cost basis. After foreclosure, management periodically performs valuations and the real estate is carried at the lower of cost or fair value less estimated cost to sell. Revenue and expenses from operations of the properties, gains or losses on sales and additions to the valuation allowance are included in operating results.

Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return. Deferred tax assets and liabilities are reflected at currently enacted income tax rates applicable to the period in which the deferred tax assets or liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

Earnings Per Share

The Company provides dual presentation of basic and diluted earnings per share. Basic earnings per share are calculated utilizing net income as reported in the numerator and average shares outstanding in the denominator. The computation of diluted earnings per share differs in that the dilutive effects of any stock options, warrants, and convertible securities are adjusted in the denominator.

Stock-Based Compensation

The Company accounts for stock compensation based on the grant date fair value of all share-based payment awards that are expected to vest, including employee share options to be recognized as employee compensation expense over the requisite service period.

For each of the years ended
December

31,
2016,
2015,
and
2014,
the Company recorded
no
compensation cost related to vested stock options. As of
December
31,
2016,
there was
no
unrecognized compensation cost related to unvested stock options.

At year ended
December
31,
2016,
900
shares of restricted stock were awarded and immediately vested. At year ended
December
31,
2015,
585
shares of restricted stock were awarded and immediately vested. There were no shares of restricted stock issued in
2014.

For the years ended
December
31,
2016
and
2015,
500
and
2,175
options were exercised resulting in net proceeds to the participant of
$6,000
and
$7,000,
respectively.

Cash Flow Information

The Company has defined cash and cash equivalents as those amounts included in the Consolidated Balance Sheet captions as “Cash and due from banks” and “Federal funds sold” with original maturities of less than
90
days.

Advertising Costs

Advertising costs are expensed as incurred.

Reclassification of
Comparative Amounts

Certain comparative amounts for prior years have been reclassified to conform to current-year presentations. Such reclassifications did not affect net income or retained earnings.

Recent Accounting Pronouncements:

In
May

2014,
the FASB issued ASU
2014
-
09,
Revenue
from Contracts with Customers
(a new revenue recognition standard). The Update’s core principle is that a company will recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, this Update specifies the accounting for certain costs to obtain or fulfill a contract with a customer and expands disclosure requirements for revenue recognition. This Update is effective for annual reporting periods beginning after
December

15,
2016,
including interim periods within that reporting period. The Company is currently evaluating the impact the adoption of the standard will have on the Company’s financial position or results of operations.

In
August
2015,
the FASB issued ASU
2015
-
14,
Revenue from Contract with Customers
(
Topic
606
). The amendments in this Update defer the effective date of ASU
2014
-
09
for all entities by
one
year. Public business entities, certain not-for-profit entities, and certain employee benefit plans should apply the guidance in ASU
2014
-
09
to annual reporting periods beginning after
December
15,
2017,
including interim reporting periods within that reporting period. All other entities should apply the guidance in ASU
2014
-
09
to annual reporting periods beginning after
December
15,
2018,
and interim reporting periods within annual reporting periods beginning after
December
15,
2019.
The Company is evaluating the effect of adopting this new accounting Update.

In
January
2016,
the FASB issued ASU
2016
-
01,
Financial Instruments – Overall (Subtopic
825
-
10):
Recognition and Measurement of Financial Assets and Financial Liabilities
. This Update applies to all entities that hold financial assets or owe financial liabilities and is intended to provide more useful information on the recognition, measurement, presentation, and disclosure of financial instruments. Among other things, this Update (a) requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income; (b) simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment; (c) eliminates the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities; (d) eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; (e) requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; (f) requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements; and (g) clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. For public business entities, the amendments in this Update are effective for fiscal years beginning after
December
15,
2017,
including interim periods within those fiscal years. For all other entities, including not-for-profit entities and employee benefit plans within the scope of Topics
960
through
965
on plan accounting, the amendments in this Update are effective for fiscal years beginning after
December
15,
2018,
and interim periods within fiscal years beginning after
December
15,
2019.
All entities that are not public business entities
may
adopt the amendments in this Update earlier as of the fiscal years beginning after
December
15,
2017,
including interim periods within
those fiscal years. The Company is currently evaluating the impact the adoption of the standard will have on the Company’s financial position or results of operations.

In
February
2016,
the FASB issued ASU
2016
-
02
, Leases
(Topic
842)
. The standard requires lessees to recognize the assets and liabilities that arise from leases on the balance sheet.  A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term.  A short-term lease is defined as one
in which (a) the lease term is
12
months or less and (b) there is not an option to purchase the underlying asset that the lessee is reasonably certain to exercise. For short-term leases, lessees may
elect to recognize lease payments over the lease term on a straight-line basis. For public business entities, the amendments in this Update are effective for fiscal years beginning after
December
15,
2018,
and interim periods within those years. For all other entities, the amendments in this Update are effective for fiscal years beginning after
December
15,
2019,
and for interim periods within fiscal years beginning after
December
15,
2020.
The amendments should be applied at the beginning of the earliest period presented using a modified retrospective approach with earlier application permitted as of the beginning of an interim or annual reporting period. This Update is not expected to have a significant impact on the Company’s financial statements.

In
March
2016,
the FASB issued ASU
2016
-
05,
Derivatives and Hedging (Topic
815)
. The amendments in this Update apply to all reporting entities for which there is a change in the counterparty to a derivative instrument that has been designated as a hedging instrument under Topic
815
.
The standards in this Update clarify that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument under Topic
815
does not, in and of itself, require designation of that hedging relationship provided that all other hedge accounting criteria continue to be met. For public business entities, the amendments in this Update are effective for financial statements issued for fiscal years beginning after
December
15,
2016,
and interim periods within those fiscal years. For all other entities, the amendments in this Update are effective for financial statements issued for fiscal years beginning after
December
15,
2017,
and interim periods within fiscal years beginning after
December
15,
2018.
An entity has an option to apply the amendments in this Update on either a prospective basis or a modified retrospective basis. Early adoption is permitted, including adoption in an interim period.
The Company is currently evaluating the impact the adoption of the standard will have on the Company’s financial position or results of operations.

In
March
2016,
the FASB issued ASU
2016
-
06,
Derivatives and Hedging (Topic
815)
. The amendments apply to all entities that are issuers of or investors in debt instruments (or hybrid financial instruments that are determined to have a debt host) with embedded call (put) options. The amendments in this Update clarify the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt host. An entity performing the assessment under the amendments in this Update is required to assess the embedded call (put) options solely in accordance with the four
-step decision sequence. For public business entities, the amendments in this Update are effective for financial statements issued for fiscal years beginning after
December
15,
2016,
and interim periods within those fiscal years. For entities other than public business entities, the amendments in this Update are effective for financial statements issued for fiscal years beginning after
December
15,
2017,
and interim periods within fiscal years beginning after
December
15,
2018.
Early adoption is permitted, including adoption in an interim period.
The Company is currently evaluating the impact the adoption of the standard will have on the Company’s financial position or results of operations.

In
March
2016,
the FASB issued ASU
2016
-
07,
Investments
–
Equity Method and Joint Ventures (Topic
323)
. The Update affects all entities that have an investment that becomes qualified for the equity method of accounting as a result of an increase in the level of ownership interest or degree of influence. The amendments in this Update eliminate the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investment had been held. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor's previously held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting. Therefore, upon qualifying for the equity method of accounting, no retroactive adjustment of the investment is required. The amendments in this Update require that an entity that has an available-for-sale equity security that becomes qualified for the equity method of accounting recognize through earnings the unrealized holding gain or loss in accumulated other comprehensive income at the date the investment becomes qualified for use of the equity method. The amendments in this Update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after
December
15,
2016.
The amendments should be applied prospectively upon their effective date to increases in the level of ownershi
p interest or degree of influence that result in the adoption of the equity method. Earlier application is permitted. The Company is currently evaluating the impact the adoption of the standard will have on the Company’s financial position or results of operations.

In
March
2016,
the FASB issued ASU
2016
-
08,
Revenue from Contracts with Customers (Topic
606).
The amendments in this Update affect entities with transactions included within the scope of Topic
606,
which includes entities that enter into contracts with customers to transfer goods or services (that are an output of the entity’s ordinary activities) in exchange for consideration.
The amendments in this Update do not change the core principle of the guidance in Topic
606;
they simply clarify the implementation guidance on principal versus agent considerations. The amendments in this Update are intended to improve the operability and understandability of the implementation guidance on principal versus agent considerations. The amendments in this Update affect the guidance in ASU
2014
-
09,
Revenue from Contracts with Customers (Topic
606),
which is not yet effective. The effective date and transition requirements for the amendments in this Update are the same as the effective date and transition requirements of Update
2014
-
09.
ASU No.
2015
-
14,
Revenue from Contracts with Customers (Topic
606):
Deferral of the Effective Date,
defers the effective date of Update
2014
-
09
by
one
y
ear. The Company is currently evaluating the impact the adoption of the standard will have on the Company’s financial position or results of operations.

In
March
2016,
the FASB issued ASU
2016
-
09,
Compensation – Stock Compensation (Topic
718)
. The amendments in this Update affect all entities that issue share-based payment awards to their employees. The standards in this Update provide simplification for several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as with equity or liabilities, and classification on the statement of cash flows. Some of the areas for simplification apply only to nonpublic entities. In addition to those simplifications, the amendments eliminate the guidance in Topic
718
that was indefinitely deferred shortly after the issuance of FASB Statement No.
123
(revised
2004),
Share-Based Payment
. This should not result in a change in practice because the guidance that is being superseded was never effective. For public business entities, the amendments in this Update are effective for annual periods beginning after
December
15,
2016,
and interim periods within those annual periods. For all other entities, the amendments are effective for annual periods beginning after
December
15,
2017,
and interim periods within annual periods beginning after
December
15,
2018.
Early adoption is permitted for any entity in any interim or annual period. T he Company is currently evaluating the impact the adoption of the standard will have on the Company’s financial position or results of operations.

In
April
2016,
the FASB issued ASU
2016
-
10,
Revenue from Contracts with Customers (Topic
606).
The amendments in this Update affect entities with transactions included within the scope of Topic
606,
which includes entities that enter into contracts with customers to transfer goods or services in exchange for consideration. The amendments in this Update do not change the core principle for revenue recognition in Topic
606.
Instead, the amendments provide
(1)
more detailed guidance in a few areas and
(2)
additional implementation guidance and examples based on feedback the FASB received from its stakeholders. The amendments are expected to reduce the degree of judgment necessary to comply with Topic
606,
which the FASB expects will reduce the potential for diversity arising in practice and reduce the cost and complexity of applying the guidance. The amendments in this Update affect the guidance in ASU
2014
-
09,
Revenue from Contracts with Customers (Topic
606)
, which is not yet effective. The effective date and transition requirements fo
r the amendments in this Update are the same as the effective date and transition requirements in Topic
606
(and any other Topic amended by Update
2014
-
09).
ASU
2015
-
14,
Revenue from Contracts with Customers (Topic
606)
:
Deferral of the Effective Date
, defers the effective date of Update
2014
-
09
by
one
year. The Company is currently evaluating the impact the adoption of the standard will have on the Company’s financial position or results of operations.

In
May
2016,
the FASB issued ASU
2016
-
11,
Revenue Recognition (Topic
605)
and Derivative and Hedging (Topic
815
), which rescinds SEC paragraphs pursuant to
two
SEC Staff Announcements at the
March
3,
2016,
Emerging Issues Task Force meeting. This Update did not have a significant impact on the Company’s financial statements

In
May
2016,
the FASB issued ASU
2016
-
12,
Revenue from Contracts with Customers (Topic
606)
, which among other things clarifies the objective of the collectability criterion in Topic
606,
as well as certain narrow aspects of Topic
606.
The amendments in this Update affect the guidance in ASU
2014
-
09,
Revenue from Contracts with Customers (Topic
606)
, which is not yet effective. The effective date and transition requirements for the amendments in this Update are the same as the effective date and transition requirements for Topic
606
(and any other Topic amended by Update
2014
-
09).
ASU
2015
-
14,
Revenue from Contracts with Customers (Topic
606):
Deferral of the Effective Date
, defers the effective date of Update
2014
-
09
by
one
year. This Update is not expected to have a significant impact on the Company’s financial statements

In
June
2016,
the FASB issued ASU
2016
-
13,
Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments
(“ASU
2016
-
13”),
which changes the impairment model for most financial assets. This Update is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. The underlying premise of the Update is that financial assets measured at amortized cost should be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis. The allowance for credit losses should reflect management’s current estimate of credit losses that are expected to occur over the remaining life of a financial asset. The income statement will be effected for the measurement of credit losses for newly recognized financial assets, as well as the expected increases or decreases of expected credit losses that have taken place during the period. ASU
2016
-
13
is effective for annual and interim periods beginning after
December
15,
2019,
and early adoption is permitted for annual and interim periods beginning after
December
15,
2018.
With certain exceptions, transition to the new requirements will be through a cumulative effect adjustment to opening retained earnings as of the beginning of the first
reporting period in which the guidance is adopted. The Company is currently evaluating the impact the adoption of the standard will have on the Company’s financial position or results of operations.

In
August
2016,
the FASB issued ASU
2016
-
15,
Statement of Cash Flows (Topic
230):
Classification of Certain Cash Receipts and Cash Payments
(“ASU
2016
-
15”),
which addresses
eight
specific cash flow issues with the objective of reducing diversity in practice. Among these include recognizing cash payments for debt prepayment or debt extinguishment as cash outflows for financing activities; cash proceeds received from the settlement of insurance claims should be classified on the basis of the related insurance coverage; and cash proceeds received from the settlement of bank-owned life insurance policies should be classified as cash inflows from investing activities while the cash payments for premiums on bank-owned policies may
be classified as cash outflows for investing activities, operating activities, or a combination of investing and operating activities. The amendments in this Update are effective for public business entities for fiscal years beginning after
December
15,
2017,
and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after
December
15,
2018,
and interim periods within fiscal years beginning after
December
15,
2019.
Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period. The amendments in this Update should be applied using a retrospective transition method to each period presented. If it is impracticable to apply the amendments retrospectively for some of the issues, the amendments for those issues would be applied prospectively as of the earliest date practicable. The Company is currently evaluating the impact the adoption of the standard will have on the Company’s statement of cash flows.

In
October
2016,
the FASB issued ASU
2016
-
16,
Income
Taxes (Topic
740)
(“ASU
2016
-
16”),
which requires recognition of current and deferred income taxes resulting from an intra-entity transfer of any asset (excluding inventory) when the transfer occurs. Consequently, the amendments in this Update eliminate the exception for an intra-entity transfer of an asset other than inventory. The amendments in this Update are effective for public business entities for fiscal years beginning after
December
15,
2017,
including interim periods within those annual reporting periods. For all other entities, the amendments are effective for annual reporting periods beginning after
December
15,
2018,
and interim reporting periods within annual periods beginning after
December
15,
2019.
Early adoption is permitted for all entities as of the beginning of an annual reporting period for which financial statements (interim or annual) have not been issued or made available for issuance. That is, earlier adoption should be in the first
interim period if an entity issues interim financial statements. The amendments in this Update should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company is currently evaluating the impact the adoption of the standard will have on the Company’s financial position or results of operations.

In
October
2016,
the FASB issued ASU
2016
-
17,
Consolidation (Topic
810)
(“ASU
2016
-
17”),
which amends the consolidation guidance on how a reporting entity that is the single decision maker of a VIE should treat indirect interests in the entity held through related parties that are under common control with the reporting entity when determining whether it is the primary beneficiary of that VIE. The primary beneficiary of a VIE is the reporting entity that has a controlling financial interest in a VIE and, therefore, consolidates the VIE. A reporting entity has an indirect interest in a VIE if it has a direct interest in a related party that, in turn, has a direct interest in the VIE. Under the amendments, a single decision maker is not required to consider indirect interests held through related parties that are under common control with the single decision maker to be the equivalent of direct interests in their entirety. Instead, a single decision maker is required to include those interests on a proportionate basis consistent with indirect interests held through other related parties. This Update is not expected to have a significant impact on the Company’s financial statements.

In
October
2016,
the FASB issued ASU
2016
-
18,
Statement of Cash Flows (Topic
230)
(“ASU
2016
-
18”),
which requires that a statement of cash flows explains the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update are effective for public business entities for fiscal years beginning after
December
15,
2017,
and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after
December
15,
2018,
and interim periods within fiscal years beginning after
December
15,
2019.
Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. The amendments in this Update should be applied using a retrospective transition method to each period presented. The Company is currently evaluating the impact the adoption of the standard will have on the Company’s statement of cash flows.

In
December
2016,
the FASB issued ASU
2016
-
19,
Technical Corrections and Improvements
, which represents changes to clarify, correct errors, or make minor improvements to the Accounting Standards Codification. The amendments make the Accounting Standards Codification easier to understand and easier to apply by eliminating inconsistencies and providing clarifications. Most of the amendments in this Update do not require transition guidance and are effective upon issuance of this Update. This Update is not expected to have a significant impact on the Company’s financial statements.

In
December
2016,
the FASB issued ASU
2016
-
20
, Technical Corrections and Improvements to Topic
606,
Revenue from Contracts with Customers
“ASU
2016
-
20”.
This Update, among others things, clarifies that guarantee fees within the scope of Topic
460,
Guarantees
, (other than product or service warranties) are not within the scope of Topic
606.
The effective date and transition requirements for ASU
2016
-
20
are the same as the effective date and transition requirements for the new revenue recognition guidance. For public entities with a calendar year-end, the new guidance is effective in the quarter and year beginning
January
1,
2018.
For all other entities with a calendar year-end, the new guidance is effective in the year ending
December
31,
2019,
and interim periods in
2020.
The Company is currently evaluating the impact the adoption of the standard will have on the Company’s financial position or results of operations.

In
January
2017,
the FASB issued ASU
2017
-
01,
Business Combinations (Topic
805),
Clarifying the Definition of a Business
“ASU
2017
-
01”,
which provides a more robust framework to use in determining when a set of assets and activities (collectively referred to as a “set”) is a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This screen reduces the number of transactions that need to be further evaluated. Public business entities should apply the amendments in this Update to annual periods beginning after
December
15,
2017,
including interim periods within those periods. All other entities should apply the amendments to annual periods beginning after
December
15,
2018,
and interim periods within annual periods beginning after
December
15,
2019.
The amendments in this Update should be applied prospectively on or after the effective date. This Update is not expected to have a significant impact on the Company’s financial statements.

Accounting Standards Update
2017
-
03,
Accounting Changes and Error Corrections (Topic
250)
and Investments—Equity Method and Joint Ventures (Topic
323),
Amendments to SEC Paragraphs Pursuant to Staff Announcements at the
September
22,
2016
and
November
17,
2016
EITF Meetings

In
January
2017,
the FASB issued ASU
2017
-
03,
Accounting Changes and Error Corrections (Topic
250)
and Investments—Equity Method and Joint Ventures (Topic
323),
Amendments to SEC Paragraphs Pursuant to Staff Announcements at the
September
22,
2016
and
November
17,
2016
EITF Meetings. This ASU adds an SEC paragraph to the Codification following an SEC Staff Announcement about applying Staff Accounting Bulletin (SAB) Topic
11.M.
Specifically this announcement applies to ASU No.
2014
-
09,
Revenue from Contracts with Customers (Topic
606);
ASU No.
2016
-
02,
Leases (Topic
842);
and ASU No.
2016
-
13,
Financial Instruments—Credit Losses (Topic
326):
Measurement of Credit Losses on Financial Instruments. A registrant should evaluate ASUs that have not yet been adopted to determine the appropriate financial statement disclosures about the potential material effects of those ASUs on the financial statements when adopted. If a registrant does not know or cannot reasonably estimate the impact that adoption of the ASUs referenced in this announcement are expected to have on the financial statements, then in addition to making a statement to that effect, that registrant should consider additional qualitative financial statement disclosures to assist the reader in assessing the significance of the impact that the standard will have on the financial statements of the registrant when adopted. In this regard, the SEC staff expects the additional qualitative disclosures to include a description of the effect of the accounting policies that the registrant expects to apply, if determined, and a comparison to the registrant’s current accounting policies. Also, a registrant should describe the status of its process to implement the new standards and the significant implementation matters yet to be addressed. The amendments in this Update are effective immediately.